Notes to the consolidated statements of income - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses
FCPA related charge	€ 231,700			€ 77,200	€ 200,000
General and administrative expense
Selling, general and administrative expenses
Gains (losses) on change in fair value of equity instruments		€ 76,132	€ 76,132